Janus Investment Fund

Janus Real Return Fund

Supplement dated May 12, 2014
to Currently Effective Prospectuses

Janus Real Return Fund (the “Fund”) is classified as a diversified fund under the Investment Company Act of 1940, as amended. This generally means that the Fund is not permitted to normally invest a larger percentage of its assets in a smaller number of issuers. This change is not expected to impact the Fund’s investment strategies. Any references within the Prospectuses to the Fund’s classification as a nondiversified fund are removed by this supplement.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Real Return Fund

Supplement Dated May 12, 2014
to Currently Effective Statement of Additional Information

The following replaces in its entirety the information in the “Classification” section of the Statement of Additional Information:

CLASSIFICATION
The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund are classified as diversified.

The following replaces paragraph (1) in the “Investment Policies And Restrictions Applicable To All Funds” section of the Statement of Additional Information:

(1) With respect to 75% of its total assets, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Please retain this Supplement with your records.